                                                  AMERICAN SKANDIA TRUST
                                        Supplement to Prospectus dated May 1, 2002

AST Scudder Japan Portfolio and AST American Century International Growth Portfolio

Shareholders  have  approved the merger of the AST Scudder  Japan  Portfolio  with the AST American  Century  International
Growth  Portfolio to occur on May 1, 2002 or such later date as determined by the Trust.  This approved  merger will not be effective as of May 1, 2002,  so the AST Scudder  Japan  Portfolio as  described  in the  December 10, 2001  Prospectus  is closed to all investors.  AST anticipates that the approved merger will take place on or about May 3, 2002.

                         AST Kinetics Internet Portfolio and AST Gabelli All-Cap Growth Portfolio

Shareholders  have  approved  the  merger of the AST  Kinetics  Internet  Portfolio  with the AST  Gabelli  All-Cap  Growth
Portfolio  to occur on May 1, 2002 or such  later  date as  determined  by the  Trust.  This  approved  merger  will not be effective as of May 1, 2002,  so the AST Kinetics  Internet  Portfolio as described in the December 10, 2001  Prospectus is closed to all investors.  AST anticipates that the approved merger will take place on or about May 3, 2002.